Derivative Instruments and Hedging Activities - Effect of (Losses) Gains on Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	$ (13,801)	$ (20,701)	$ (28,362)	$ (34,971)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(24,343)	54,602	(46,414)	67,795
Total realized and unrealized (losses) gains on derivative instruments	(38,144)	33,901	(74,776)	32,824
Not Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(13,997)	(19,055)	(28,060)	(33,678)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(22,985)	56,931	(47,093)	71,902
Not Designated as Hedging Instrument [Member] | Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	196	(1,646)	(302)	(1,293)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (1,358)	$ (2,329)	$ 679	$ (4,107)